As filed with the Securities and Exchange Commission on April 28, 2008

Securities Act Registration No. 333-7305

Investment Company Act Registration No. 811-7685

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 39	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 40

FRONTEGRA FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

400 Skokie Boulevard, Suite 500
Northbrook, Illinois	60062
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:  (847) 509-9860

William D. Forsyth III

400 Skokie Blvd., Suite 500

Northbrook, Illinois  60062

 (Name and Address of Agent for Service)

Copies to:

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box):

[  ]

immediately upon filing pursuant to paragraph (b) of Rule 485

[Ö]

on May 30, 2008 pursuant to paragraph (b) of Rule 485

[  ]

60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ]

on (date) pursuant to paragraph (a)(1) of Rule 485

[  ]

75 days after filing pursuant to paragraph (a)(2) of Rule 485

[  ]

on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:

[Ö]

This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 37 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on January 14, 2008 and pursuant to Rule 485(a)(1) would have become effective on March 31, 2008.

Post-Effective Amendment No. 38 was filed pursuant to Rule 485(b)(1)(iii) on March 28, 2008 for the sole purpose of extending the date upon which the Amendment was to become effective to April 30, 2008.

This Post-Effective Amendment No. 39 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 30, 2008 as the new date upon which the Amendment will become effective.

This Post-Effective Amendment No. 39 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Northbrook and State of Illinois on the 25th day of April, 2008.

FRONTEGRA FUNDS, INC. (Registrant)

By:

/s/ Thomas J. Holmberg, Jr.

Thomas J. Holmberg, Jr.

Co-President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ William D. Forsyth III	Co-President, Treasurer and a Director (principal executive officer and principal financial officer)	April 25, 2008
William D. Forsyth III

/s/ Thomas J. Holmberg, Jr.	Co-President and Assistant Treasurer (principal executive officer and principal accounting officer)	April 25, 2008
Thomas J. Holmberg, Jr.

Director*
David L. Heald

Director*
James M. Snyder

*By: /s/ Thomas J. Holmberg, Jr.
Thomas J. Holmberg, Jr. Co-President Attorney-in-fact pursuant to Power of Attorney filed on May 24, 2007, Post-Effective Amendment No. 29.